Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2020
Risks And Uncertainties [Abstract]
Schedule of Financial Information of VIEs Excluding Intercompany Items with Company's Subsidiaries

	As of December 31,
	2019	2020
Assets
Current assets
Cash and cash equivalents	1,654	2,113
Accounts receivable, net	4,328	1,720
Prepaid media costs	2,424	1,587
Other current assets	652	1,012
Total current assets	9,058	6,432

Non-current assets
Property and equipment, net	73	82
Intangible assets	494	336
Right-of-use assets	108	484
Other non-current assets	-	12
Total non-current assets	675	914

Total assets	9,733	7,346

Liabilities
Current liabilities
Accounts payable	27	371
Deferred revenue	866	644
Lease liabilities	86	298
Bank borrowing	-	457
Income tax payable	-	483
Accrued liabilities and other current liabilities	1,802	1,519
Total current liabilities	2,781	3,772

Non-current liabilities
Deferred tax liabilities	187	146
Lease liabilities	25	186
Total non-current liabilities	212	332

Total liabilities	2,993	4,104

	For the years ended December 31,
	2018	2019	2020

Net revenues	2,902	20,670	22,102
Net loss	(47)	(451)	(1,755)
Net cash provided by/(used in) operating activities	281	(142)	31
Net cash used in investing activities	(1)	(69)	(29)
Net cash provided by financing activity	-	-	457
Net increase/(decrease) in cash and cash equivalents	280	(211)	459

Schedule of Estimated Fair Values of Financial Assets and Liabilities

	Fair value measurements using
	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value
As of December 31, 2019
Convertible notes at fair value	-	-	(49,008)	(49,008)

As of December 31, 2020
Short-term investments	2,342	10,281	-	12,623
Contingent consideration payable	-	-	(7,755)	(7,755)
	2,342	10,281	(7,755)	4,868

Summary of Changes in Level 3 Instruments for Convertible Notes and Derivative Liability

The following table presents the changes in Level 3 instruments for the years ended December 31, 2019 and 2020.

	Convertible notes at fair value		Derivative liabilities		Contingent consideration payable
	For the years ended December 31,		For the years ended December 31,		For the years ended December 31,
	2019	2020	2019	2020	2019	2020
Balance at the beginning of year	34,837	49,008	-	-	-	-
Fair value changes	(133)	4,433	-	11,466	-	81
Business combination (Note 4(e))	-	-	-	-	-	7,674
New issuance of convertible notes	30,000	19,184	-	-	-	-
Issuance of convertible notes upon exercise of call option	-	11,466	-	(11,466)	-	-
Conversion of convertible notes	(4,431)	(68,895)	-	-	-	-
Redemption of convertible notes	(11,265)	(15,196)	-	-	-	-
Balance at the end of year	49,008	-	-	-	-	7,755